Fair Value - Carrying Values and Estimated Fair Values of Assets and Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Debt securities - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of carrying amount and fair value financial assets and liabilities [line items]
Financial assets	€ 36	€ 36
Fair value	36	36
Loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of carrying amount and fair value financial assets and liabilities [line items]
Financial assets	9,475	9,672
Fair value	8,611	8,902
Deposits with financial institutions - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of carrying amount and fair value financial assets and liabilities [line items]
Financial assets	11	11
Fair value	11	11
Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of carrying amount and fair value financial assets and liabilities [line items]
Financial liabilities	1,503	1,461
Total estimated fair value	1,317	1,312
Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of carrying amount and fair value financial assets and liabilities [line items]
Financial liabilities	102	99
Total estimated fair value	119	118
Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of carrying amount and fair value financial assets and liabilities [line items]
Financial liabilities	2,230	1,982
Total estimated fair value	2,295	2,059
Investment contracts - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of carrying amount and fair value financial assets and liabilities [line items]
Financial liabilities	13,570	12,652
Total estimated fair value	€ 10,152	€ 9,473